Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Issuance of preferred stock at fair value	$ 1,116,000
Change in fair value of preferred stock due to modification of terms	357,000
5% accrued dividend (1)	42,000
[On September 1, 2018 [Member]]
Balance, beginning of year
Issuance of preferred stock at fair value	1,116,000
Issuance of preferred stock by exercise of 1,275 warrants	2,895,000
Conversion of preferred stock to common stock	(3,068,000)
Contingent consideration	214,000
Change in fair value of preferred stock due to modification of terms	(357,000)
Issuance of 100 shares valued at $535.12 per share Series B Preferred Stock per May 2019 Modification	54,000
5% accrued dividend (1)	25,000
Balance, end of year	$ 879,000